NATIONWIDE
VLI SEPARATE
ACCOUNT-6 Annual Report to Contract Owners December 31, 2016 NATIONWIDE LIFE INSURANCE COMPANY HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide VLI Separate Account-6:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-6 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)), as of December 31, 2016, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2016

Assets:
Investments at fair value:
Federated NVIT High Income Bond Fund - Class I (HIBF)
209,145 shares (cost $1,400,670)	$1,365,716
NVIT Nationwide Fund - Class I (TRF)
2,364 shares (cost $35,476)	37,855
NVIT Government Bond Fund - Class I (GBF)
60,095 shares (cost $675,059)	644,216
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
60,056 shares (cost $752,362)	754,298
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
24,452 shares (cost $243,134)	242,811
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
106,022 shares (cost $1,364,127)	1,322,093
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
99,166 shares (cost $1,352,743)	1,301,053
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
20,353 shares (cost $232,757)	225,311
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
18 shares (cost $196)	179
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
15,728 shares (cost $247,484)	245,039
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
50,475 shares (cost $740,784)	751,063
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
93 shares (cost $1,050)	1,348
NVIT Multi-Manager Small Company Fund - Class I (SCF)
4,542 shares (cost $96,535)	97,509
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
1,149 shares (cost $22,271)	23,533
NVIT Money Market Fund - Class II (NVMM2)
11,678,122 shares (cost $11,678,122)	11,678,122
VP Income & Growth Fund - Class I (ACVIG)
83,475 shares (cost $765,630)	777,991
VP Income & Growth Fund - Class II (ACVIG2)
596 shares (cost $4,343)	5,556
VP Ultra(R) Fund - Class I (ACVU1)
15,192 shares (cost $224,930)	234,715
VP Ultra(R) Fund - Class II (ACVU2)
1,235 shares (cost $13,033)	18,786
VP Value Fund - Class I (ACVV)
58,589 shares (cost $541,774)	614,013
VP Value Fund - Class II (ACVV2)
2,642 shares (cost $17,448)	27,712
Contrafund(R)Portfolio - Service Class 2 (FC2)
30,232 shares (cost $1,015,587)	981,028
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
21,651 shares (cost $468,375)	464,636
VIP Growth Portfolio - Service Class 2 (FG2)
3,397 shares (cost $209,570)	198,502
Variable Fund - Long Short Equity Fund (RSRF)
8,050 shares (cost $122,291)	123,727
Variable Trust - Banking Fund (RBKF)
1,620 shares (cost $120,489)	137,544
Variable Trust - Basic Materials Fund (RBMF)
3,443 shares (cost $232,544)	232,767

Variable Trust - Biotechnology Fund (RBF)
3,024 shares (cost $212,221)	$202,135
Variable Trust - Commodities Strategy Fund (RVCMD)
374 shares (cost $30,978)	31,298
Variable Trust - Consumer Products Fund (RCPF)
2,445 shares (cost $147,228)	151,047
Variable Trust - Dow 2x Strategy Fund (RVLDD)
2,371 shares (cost $248,343)	261,046
Variable Trust - Electronics Fund (RELF)
3,231 shares (cost $186,584)	196,922
Variable Trust - Energy Fund (RENF)
4,809 shares (cost $353,372)	385,123
Variable Trust - Energy Services Fund (RESF)
3,777 shares (cost $245,438)	267,414
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2,334 shares (cost $193,808)	191,562
Variable Trust - Financial Services Fund (RFSF)
1,055 shares (cost $77,125)	77,442
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
12,339 shares (cost $354,979)	362,288
Variable Trust - Health Care Fund (RHCF)
6,784 shares (cost $353,638)	356,918
Variable Trust - Internet Fund (RINF)
2,051 shares (cost $133,281)	133,593
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
695 shares (cost $59,958)	46,030
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
3,437 shares (cost $330,934)	357,423
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
27 shares (cost $2,163)	2,165
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
199 shares (cost $15,534)	15,642
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
100 shares (cost $7,326)	7,088
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
32 shares (cost $2,796)	2,736
Variable Trust - Japan 2x Strategy Fund (RLCJ)
4,329 shares (cost $287,451)	290,402
Variable Trust - Leisure Fund (RLF)
776 shares (cost $64,494)	63,834
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
8,654 shares (cost $279,710)	313,113
Variable Fund - Multi-Hedge Strategies (RVARS)
7,023 shares (cost $168,889)	168,205
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
28,112 shares (cost $1,072,328)	1,090,194
Variable Trust - NASDAQ-100(R) Fund (ROF)
22,698 shares (cost $718,169)	723,618
Variable Trust - Nova Fund (RNF)
3,635 shares (cost $314,113)	325,633
Variable Trust - Precious Metals Fund (RPMF)
11,194 shares (cost $411,432)	332,582
Variable Trust - Real Estate Fund (RREF)
11,729 shares (cost $423,053)	442,405
Variable Trust - Retailing Fund (RRF)
1,268 shares (cost $84,399)	83,549
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
8,473 shares (cost $544,712)	542,425

Variable Trust - S&P 500 2x Strategy Fund (RTF)
1,680 shares (cost $293,317)	$296,504
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
28,267 shares (cost $1,207,450)	1,195,957
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
16,636 shares (cost $858,857)	938,919
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
24,059 shares (cost $783,194)	796,358
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
8,803 shares (cost $436,320)	478,350
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
9,490 shares (cost $475,971)	473,088
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
5,540 shares (cost $319,625)	382,995
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
180 shares (cost $7,554)	7,918
Variable Trust - Technology Fund (RTEC)
2,797 shares (cost $203,173)	209,408
Variable Trust - Telecommunications Fund (RTEL)
1,143 shares (cost $62,833)	65,162
Variable Trust - Transportation Fund (RTRF)
1,008 shares (cost $84,918)	71,333
Variable Trust - Utilities Fund (RUTL)
9,411 shares (cost $251,367)	246,951
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
45 shares (cost $2,591)	2,515

Total Investments	$35,096,413

Other Accounts Receivable	105
Accounts Receivable - NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	7
Accounts Receivable - NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	10
Accounts Receivable - Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)	53
Accounts Receivable - Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)	5
Accounts Payable - VP Income & Growth Fund - Class II (ACVIG2)	(11)
Accounts Payable - Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)	(1)
Accounts Payable - Variable Trust - Inverse S&P 500 Strategy Fund (RUF)	(1)
Accounts Payable - Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)	(2)

$35,096,578

Contract Owners’ Equity:
Accumulation units	35,096,578

Total Contract Owners’ Equity (note 8)	$35,096,578

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Activity:	Total	HIBF	TRF	GBF	GVIDA	GVIDC	GVIDM	GVDMA
Reinvested dividends	$229,368	74,712	516	13,229	11,235	4,828	24,355	22,480

Net investment income (loss)	229,368	74,712	516	13,229	11,235	4,828	24,355	22,480

Realized gain (loss) on investments	(359,028)	108,837	583	(2,912)	(58,540)	(7,213)	(44,872)	(1,330)
Change in unrealized gain (loss) on investments	1,070,642	7,852	3,796	(11,805)	(603)	19,280	27,860	(11,062)

Net gain (loss) on investments	711,614	116,689	4,379	(14,717)	(59,143)	12,067	(17,012)	(12,392)

Reinvested capital gains	813,711	-	-	-	26,783	5,123	66,778	92,218

Net increase (decrease) in contract owners’ equity resulting from operations	$1,754,693	191,401	4,895	(1,488)	(21,125)	22,018	74,121	102,306

Investment Activity:	GVDMC	NVMMG1	SCGF	SCVF	SCVF2	SCF	SCF2	NVMM2
Reinvested dividends	$4,500	-	-	4,239	5	283	22	-

Net investment income (loss)	4,500	-	-	4,239	5	283	22	-

Realized gain (loss) on investments	(6,696)	356	(5,631)	(6,574)	2	(12,100)	(98)	-
Change in unrealized gain (loss) on investments	7,348	(309)	1,315	19,595	150	20,541	1,148	-

Net gain (loss) on investments	652	47	(4,316)	13,021	152	8,441	1,050	-

Reinvested capital gains	11,226	20	6,414	5,932	119	13,446	3,254	286

Net increase (decrease) in contract owners’ equity resulting from operations	$16,378	67	2,098	23,192	276	22,170	4,326	286

Investment Activity:	ACVIG	ACVIG2	ACVU1	ACVU2	ACVV	ACVV2	FC2	FEI2
Reinvested dividends	$6,845	121	771	35	8,576	398	5,895	9,301

Net investment income (loss)	6,845	121	771	35	8,576	398	5,895	9,301

Realized gain (loss) on investments	(2,467)	216	(6,538)	159	(5,282)	154	(15,809)	(8,833)
Change in unrealized gain (loss) on investments	19,425	251	11,250	(155)	86,677	4,155	2,638	43,250

Net gain (loss) on investments	16,958	467	4,712	4	81,395	4,309	(13,171)	34,417

Reinvested capital gains	2,966	121	9,135	730	-	-	75,529	29,170

Net increase (decrease) in contract owners’ equity resulting from operations	$26,769	709	14,618	769	89,971	4,707	68,253	72,888

Investment Activity:	FG2	RSRF	RBKF	RBMF	RBF	RVCMD	RCPF	RVLDD
Reinvested dividends	$-	-	955	-	-	-	2,902	-

Net investment income (loss)	-	-	955	-	-	-	2,902	-

Realized gain (loss) on investments	(2,931)	2,516	6,598	19,740	(44,769)	(9,205)	11,376	33,437
Change in unrealized gain (loss) on investments	(15,571)	(2,751)	18,858	14,972	(18,562)	13,312	5,812	37,800

Net gain (loss) on investments	(18,502)	(235)	25,456	34,712	(63,331)	4,107	17,188	71,237

Reinvested capital gains	20,366	-	-	2,486	-	-	20,237	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,864	(235)	26,411	37,198	(63,331)	4,107	40,327	71,237

Investment Activity:	RELF	RENF	RESF	RLCE	RFSF	RUGB	RHCF	RINF
Reinvested dividends	$-	2,948	1,375	2,338	1,689	6,082	-	-

Net investment income (loss)	-	2,948	1,375	2,338	1,689	6,082	-	-

Realized gain (loss) on investments	67,983	(25,681)	(57,651)	(42,983)	34,610	69,532	(89,088)	(47,330)
Change in unrealized gain (loss) on investments	7,935	103,583	76,612	26,026	7,330	12,955	(11,613)	35,732

Net gain (loss) on investments	75,918	77,902	18,961	(16,957)	41,940	82,487	(100,701)	(11,598)

Reinvested capital gains	-	-	-	-	-	-	13,435	12,709

Net increase (decrease) in contract owners’ equity resulting from operations	$75,918	80,850	20,336	(14,619)	43,629	88,569	(87,266)	1,111

Investment Activity:	RVIDD	RJNF	RVIMC	RAF	RVISC	RUF	RLCJ	RLF
Reinvested dividends	$-	-	-	-	-	-	-	169

Net investment income (loss)	-	-	-	-	-	-	-	169

Realized gain (loss) on investments	(30,444)	(21,364)	(1,713)	(9,747)	(4,094)	(13,895)	(8,928)	(82,755)
Change in unrealized gain (loss) on investments	(4,297)	26,555	84	73	(884)	(24)	10,215	404

Net gain (loss) on investments	(34,741)	5,191	(1,629)	(9,674)	(4,978)	(13,919)	1,287	(82,351)

Reinvested capital gains	-	-	-	-	-	-	-	505

Net increase (decrease) in contract owners’ equity resulting from operations	$(34,741)	5,191	(1,629)	(9,674)	(4,978)	(13,919)	1,287	(81,677)

Investment Activity:	RMED	RVARS	RVF	ROF	RNF	RPMF	RREF	RRF
Reinvested dividends	$-	201	-	-	-	-	3,487	-

Net investment income (loss)	-	201	-	-	-	-	3,487	-

Realized gain (loss) on investments	8,205	2,389	(106,859)	(163,621)	32,540	40,053	19,558	9,942
Change in unrealized gain (loss) on investments	36,919	(4,157)	43,764	11,817	19,567	(44,905)	16,726	2,821

Net gain (loss) on investments	45,124	(1,768)	(63,095)	(151,804)	52,107	(4,852)	36,284	12,763

Reinvested capital gains	37,681	-	50,118	139,108	-	-	-	4,951

Net increase (decrease) in contract owners’ equity resulting from operations	$82,805	(1,567)	(12,977)	(12,696)	52,107	(4,852)	39,771	17,714

Investment Activity:	RMEK	RTF	RVLCG	RVLCV	RVMCG	RVMCV	RVSCG	RVSCV
Reinvested dividends	$-	-	-	9,825	-	1,333	-	-

Net investment income (loss)	-	-	-	9,825	-	1,333	-	-

Realized gain (loss) on investments	135,617	13,347	(31,986)	(42,533)	(92,383)	27,981	52,362	(17,452)
Change in unrealized gain (loss) on investments	26,714	5,940	(19,430)	121,389	82,334	80,306	3,422	78,919

Net gain (loss) on investments	162,331	19,287	(51,416)	78,856	(10,049)	108,287	55,784	61,467

Reinvested capital gains	-	45,943	55,317	24,867	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$162,331	65,230	3,901	113,548	(10,049)	109,620	55,784	61,467

Investment Activity:	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL
Reinvested dividends	$-	-	816	-	2,902	-

Net investment income (loss)	-	-	816	-	2,902	-

Realized gain (loss) on investments	(763)	19,668	22,872	(9,318)	43,177	(450)
Change in unrealized gain (loss) on investments	439	6,862	7,169	(6,226)	2,954	145

Net gain (loss) on investments	(324)	26,530	30,041	(15,544)	46,131	(305)

Reinvested capital gains	523	8,984	-	24,127	3,104	-

Net increase (decrease) in contract owners’ equity resulting from operations	$199	35,514	30,857	8,583	52,137	(305)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2016 and 2015

	Total		HIBF		TRF		GBF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$229,368	208,833	74,712	25,933	516	612	13,229	10,957
Realized gain (loss) on investments	(359,028)	(1,416,382)	108,837	382	583	5,991	(2,912)	2,079
Change in unrealized gain (loss) on investments	1,070,642	(1,092,913)	7,852	(12,923)	3,796	(4,062)	(11,805)	(19,192)
Reinvested capital gains	813,711	1,472,395	-	4,623	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,754,693	(828,067)	191,401	18,015	4,895	2,541	(1,488)	(6,156)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,551,944	1,983,330	55,473	59,929	829	1,365	48,484	35,499
Transfers between funds	-	-	771,106	482,299	(15,182)	9,875	79,658	86,011
Surrenders (note 6)	(1,892,724)	(14,819,935)	(34,488)	(1,515,136)	-	-	(27,955)	(73,742)
Death benefits (note 4)	(84,215)	(47,083)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(292,020)	6,365,451	1,530	920,055	(44)	(72)	15,960	36,311
Deductions for surrender charges (note 2d)	(10,623)	(37,066)	(246)	(508)	-	-	(69)	(804)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,660,156)	(1,845,733)	(67,089)	(79,100)	(1,318)	(1,754)	(48,532)	(44,259)
Asset charges (note 3)	(125,025)	(141,566)	(4,718)	(5,944)	(176)	(273)	(3,020)	(2,754)
Adjustments to maintain reserves	78	164	4	(3)	3	2	(1)	(11)

Net equity transactions	(2,512,741)	(8,542,438)	721,572	(138,408)	(15,888)	9,143	64,525	36,251

Net change in contract owners’ equity	(758,048)	(9,370,505)	912,973	(120,393)	(10,993)	11,684	63,037	30,095
Contract owners’ equity beginning of period	35,854,626	45,225,131	452,746	573,139	48,852	37,168	581,174	551,079

Contract owners’ equity end of period	$35,096,578	35,854,626	1,365,719	452,746	37,859	48,852	644,211	581,174

CHANGES IN UNITS:
Beginning units	2,649,555	3,279,885	46,798	57,698	4,404	3,382	37,226	35,260
Units purchased	479,244	744,616	87,681	59,139	73	1,208	8,692	8,388
Units redeemed	(575,494)	(1,374,946)	(10,817)	(70,039)	(1,413)	(186)	(4,958)	(6,422)

Ending units	2,553,305	2,649,555	123,662	46,798	3,064	4,404	40,960	37,226

	GVIDA		GVIDC		GVIDM		GVDMA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$11,235	22,881	4,828	5,678	24,355	27,420	22,480	19,242
Realized gain (loss) on investments	(58,540)	5,676	(7,213)	(8,411)	(44,872)	7,142	(1,330)	1,468
Change in unrealized gain (loss) on investments	(603)	(44,274)	19,280	(5,882)	27,860	(94,475)	(11,062)	(64,248)
Reinvested capital gains	26,783	-	5,123	11,680	66,778	52,261	92,218	24,901

Net increase (decrease) in contract owners’ equity resulting from operations	(21,125)	(15,717)	22,018	3,065	74,121	(7,652)	102,306	(18,637)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	85,662	72,396	13,832	16,215	55,754	61,294	84,168	107,823
Transfers between funds	(696,046)	11,890	(44,058)	(375,744)	(594,753)	568,383	-	125,729
Surrenders (note 6)	(80,158)	(56,350)	(46,302)	(3,115)	(4,777)	(6,976)	(78,715)	(8,914)
Death benefits (note 4)	(25,568)	-	-	-	(15,894)	-	(15,860)	-
Net policy repayments (loans) (note 5)	(46)	(5,758)	1,755	1,247	37,338	44,277	3,429	24,877
Deductions for surrender charges (note 2d)	(3,371)	(1,439)	(745)	(1,511)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(54,405)	(111,629)	(25,169)	(24,251)	(72,790)	(78,132)	(43,392)	(52,259)
Asset charges (note 3)	(3,021)	(7,127)	(1,551)	(1,933)	(5,257)	(5,306)	(5,031)	(4,955)
Adjustments to maintain reserves	8	(6)	(2)	(11)	6	-	20	(16)

Net equity transactions	(776,945)	(98,023)	(102,240)	(389,103)	(600,373)	583,540	(55,381)	192,285

Net change in contract owners’ equity	(798,070)	(113,740)	(80,222)	(386,038)	(526,252)	575,888	46,925	173,648
Contract owners’ equity beginning of period	1,552,371	1,666,111	323,027	709,065	1,848,344	1,272,456	1,254,138	1,080,490

Contract owners’ equity end of period	$754,301	1,552,371	242,805	323,027	1,322,092	1,848,344	1,301,063	1,254,138

CHANGES IN UNITS:
Beginning units	76,122	80,884	20,883	45,961	99,913	68,553	63,518	54,324
Units purchased	4,837	4,571	1,090	1,206	5,791	37,126	4,472	12,253
Units redeemed	(47,170)	(9,333)	(6,918)	(26,284)	(39,002)	(5,766)	(7,247)	(3,059)

Ending units	33,789	76,122	15,055	20,883	66,702	99,913	60,743	63,518

	GVDMC		NVMMG1		SCGF		SCGF2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$4,500	3,869	-	-	-	-	-	-
Realized gain (loss) on investments	(6,696)	(128)	356	25	(5,631)	97	-	-
Change in unrealized gain (loss) on investments	7,348	(15,811)	(309)	(260)	1,315	(3,013)	-	(1)
Reinvested capital gains	11,226	11,798	20	235	6,414	3,623	-	1

Net increase (decrease) in contract owners’ equity resulting from operations	16,378	(272)	67	-	2,098	707	-	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	9,566	15,194	-	-	2,153	2,304	-	-
Transfers between funds	(2,201)	(2,922)	-	-	327,591	(9,758)	-	-
Surrenders (note 6)	(5,543)	(3)	(1,395)	-	(111,926)	-	-	-
Death benefits (note 4)	(7,921)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	5	(10)	-	-	3	(190)	-	-
Deductions for surrender charges (note 2d)	(439)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,960)	(11,420)	(26)	(44)	(2,887)	(704)	-	-
Asset charges (note 3)	(1,009)	(859)	(6)	(10)	(236)	(150)	-	-
Adjustments to maintain reserves	1	(1)	(4)	1	4	(8)	-	-

Net equity transactions	(16,501)	(21)	(1,431)	(53)	214,702	(8,506)	-	-

Net change in contract owners’ equity	(123)	(293)	(1,364)	(53)	216,800	(7,799)	-	-
Contract owners’ equity beginning of period	225,435	225,728	1,550	1,603	28,242	36,041	-	-

Contract owners’ equity end of period	$225,312	225,435	186	1,550	245,042	28,242	-	-

CHANGES IN UNITS:
Beginning units	13,091	13,104	62	64	2,516	3,235	-	-
Units purchased	571	892	-	-	27,070	199	-	-
Units redeemed	(1,284)	(905)	(55)	(2)	(9,430)	(918)	-	-

Ending units	12,378	13,091	7	62	20,156	2,516	-	-

	SCVF		SCVF2		SCF		SCF2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$4,239	390	5	6	283	459	22	29
Realized gain (loss) on investments	(6,574)	(899)	2	5	(12,100)	(7,385)	(98)	(5)
Change in unrealized gain (loss) on investments	19,595	(8,914)	150	(207)	20,541	(8,511)	1,148	(2,564)
Reinvested capital gains	5,932	5,625	119	123	13,446	12,212	3,254	2,165

Net increase (decrease) in contract owners’ equity resulting from operations	23,192	(3,798)	276	(73)	22,170	(3,225)	4,326	(375)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,050	3,432	-	-	5,410	3,656	-	-
Transfers between funds	673,522	(2,049)	-	-	(17,341)	7,645	-	-
Surrenders (note 6)	-	-	-	-	(21,497)	(1,625)	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(3)	-	-	-	1,328	(3,922)	(279)	(63)
Deductions for surrender charges (note 2d)	-	-	-	-	(1,183)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,389)	(1,119)	(25)	(25)	(5,483)	(5,662)	(242)	(249)
Asset charges (note 3)	(395)	(232)	(4)	(4)	(481)	(516)	(74)	(76)
Adjustments to maintain reserves	10	(3)	4	1	(4)	8	4	11

Net equity transactions	673,795	29	(25)	(28)	(39,251)	(416)	(591)	(377)

Net change in contract owners’ equity	696,987	(3,769)	251	(101)	(17,081)	(3,641)	3,735	(752)
Contract owners’ equity beginning of period	54,081	57,850	1,107	1,208	114,588	118,229	19,803	20,555

Contract owners’ equity end of period	$751,068	54,081	1,358	1,107	97,507	114,588	23,538	19,803

CHANGES IN UNITS:
Beginning units	5,307	5,335	43	44	11,073	11,238	765	779
Units purchased	53,462	324	-	-	543	944	-	-
Units redeemed	(243)	(352)	(1)	(1)	(3,945)	(1,109)	(23)	(14)

Ending units	58,526	5,307	42	43	7,671	11,073	742	765

	NVMM2		ACVIG		ACVIG2		ACVU1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	-	6,845	1,891	121	130	771	-
Realized gain (loss) on investments	-	-	(2,467)	(844)	216	256	(6,538)	9
Change in unrealized gain (loss) on investments	-	-	19,425	(7,064)	251	(1,434)	11,250	(1,465)
Reinvested capital gains	286	-	2,966	-	121	654	9,135	-

Net increase (decrease) in contract owners’ equity resulting from operations	286	-	26,769	(6,017)	709	(394)	14,618	(1,456)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	445,964	494,912	11,415	4,297	-	-	6,236	3,629
Transfers between funds	(83,144)	835,998	609,170	173,128	-	-	102,004	132,793
Surrenders (note 6)	(427,562)	(12,302,016)	(12,554)	(15)	(1,272)	(1,008)	(10,331)	(4,617)
Death benefits (note 4)	-	(47,083)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(157,745)	5,485,532	(16,348)	235	(34)	(55)	261	4,662
Deductions for surrender charges (note 2d)	(344)	(19,013)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(575,385)	(649,715)	(8,181)	(2,759)	(191)	(196)	(9,843)	(2,048)
Asset charges (note 3)	(40,362)	(44,074)	(848)	(301)	(18)	(20)	(912)	(282)
Adjustments to maintain reserves	14	6	4	-	(1)	(13)	3	(5)

Net equity transactions	(838,564)	(6,245,453)	582,658	174,585	(1,516)	(1,292)	87,418	134,132

Net change in contract owners’ equity	(838,278)	(6,245,453)	609,427	168,568	(807)	(1,686)	102,036	132,676
Contract owners’ equity beginning of period	12,516,415	18,761,868	168,568	-	6,352	8,038	132,676	-

Contract owners’ equity end of period	$11,678,137	12,516,415	777,995	168,568	5,545	6,352	234,712	132,676

CHANGES IN UNITS:
Beginning units	1,251,639	1,876,183	18,065	-	284	338	13,199	-
Units purchased	72,288	178,913	59,541	18,448	-	-	11,330	13,453
Units redeemed	(156,139)	(803,457)	(4,136)	(383)	(65)	(54)	(2,173)	(254)

Ending units	1,167,788	1,251,639	73,470	18,065	219	284	22,356	13,199

	ACVU2		ACVV		ACVV2		FC2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$35	53	8,576	4,336	398	516	5,895	7,947
Realized gain (loss) on investments	159	131	(5,282)	(1,004)	154	384	(15,809)	(91,786)
Change in unrealized gain (loss) on investments	(155)	(874)	86,677	(14,438)	4,155	(1,955)	2,638	(48,468)
Reinvested capital gains	730	1,764	-	-	-	-	75,529	11,231

Net increase (decrease) in contract owners’ equity resulting from operations	769	1,074	89,971	(11,106)	4,707	(1,055)	68,253	(121,076)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	29,459	23,198	-	-	34,473	24,381
Transfers between funds	-	-	89,321	448,615	-	-	26,156	1,063,881
Surrenders (note 6)	-	-	(11,023)	(9,473)	-	(1,627)	(61,001)	(24,039)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(259)	(56)	(161)	1,176	(279)	(60)	2,937	976
Deductions for surrender charges (note 2d)	-	-	-	(41)	-	-	-	(4)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(219)	(222)	(24,345)	(8,698)	(471)	(461)	(39,450)	(31,143)
Asset charges (note 3)	(67)	(68)	(2,132)	(747)	(100)	(105)	(3,834)	(3,576)
Adjustments to maintain reserves	2	3	(8)	2	14	(22)	27	(9)

Net equity transactions	(543)	(343)	81,111	454,032	(836)	(2,275)	(40,692)	1,030,467

Net change in contract owners’ equity	226	731	171,082	442,926	3,871	(3,330)	27,561	909,391
Contract owners’ equity beginning of period	18,559	17,828	442,926	-	23,845	27,175	953,489	44,098

Contract owners’ equity end of period	$18,785	18,559	614,008	442,926	27,716	23,845	981,050	953,489

CHANGES IN UNITS:
Beginning units	800	815	46,821	-	981	1,073	32,923	1,529
Units purchased	-	-	10,807	48,830	-	-	2,239	35,239
Units redeemed	(24)	(15)	(3,755)	(2,009)	(33)	(92)	(3,718)	(3,845)

Ending units	776	800	53,873	46,821	948	981	31,444	32,923

	FEI2		FG2		RSRF		RBKF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$9,301	13,664	-	77	-	-	955	303
Realized gain (loss) on investments	(8,833)	(5,407)	(2,931)	3,660	2,516	21,524	6,598	(28,142)
Change in unrealized gain (loss) on investments	43,250	(48,691)	(15,571)	412	(2,751)	(17,864)	18,858	21,180
Reinvested capital gains	29,170	5,352	20,366	442	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	72,888	(35,082)	1,864	4,591	(235)	3,660	26,411	(6,659)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	32,789	23,776	10,424	5,030	12,900	15,400	4,309	891
Transfers between funds	(48,119)	505,175	(16,339)	229,387	(20,192)	(34,275)	56,138	(38,196)
Surrenders (note 6)	(22,903)	(57,405)	(5,784)	(18,348)	(49,510)	(5,423)	(23,143)	(723)
Death benefits (note 4)	-	-	-	-	(18,972)	-	-	-
Net policy repayments (loans) (note 5)	8,868	(1,569)	(273)	(292)	19,737	5,608	(13)	(182)
Deductions for surrender charges (note 2d)	-	-	-	(4)	(85)	-	(30)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(22,700)	(15,817)	(11,485)	(7,854)	(10,418)	(12,553)	(2,037)	(3,290)
Asset charges (note 3)	(1,845)	(1,656)	(965)	(754)	(656)	(850)	(279)	(356)
Adjustments to maintain reserves	(15)	2	7	(14)	(4)	5	(6)	2

Net equity transactions	(53,925)	452,506	(24,415)	207,151	(67,200)	(32,088)	34,939	(41,854)

Net change in contract owners’ equity	18,963	417,424	(22,551)	211,742	(67,435)	(28,428)	61,350	(48,513)
Contract owners’ equity beginning of period	445,650	28,226	221,049	9,307	191,163	219,591	76,188	124,701

Contract owners’ equity end of period	$464,613	445,650	198,498	221,049	123,728	191,163	137,538	76,188

CHANGES IN UNITS:
Beginning units	20,972	1,272	9,109	410	10,491	12,203	9,467	14,742
Units purchased	1,480	24,428	459	10,247	1,105	1,794	7,300	107
Units redeemed	(3,877)	(4,728)	(1,433)	(1,548)	(4,850)	(3,506)	(3,337)	(5,382)

Ending units	18,575	20,972	8,135	9,109	6,746	10,491	13,430	9,467

	RBMF		RBF		RVCMD		RCPF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	2,902	746
Realized gain (loss) on investments	19,740	(53,724)	(44,769)	(48,392)	(9,205)	(23,016)	11,376	39,359
Change in unrealized gain (loss) on investments	14,972	21,007	(18,562)	(34,488)	13,312	3,862	5,812	(7,663)
Reinvested capital gains	2,486	-	-	-	-	-	20,237	4,473

Net increase (decrease) in contract owners’ equity resulting from operations	37,198	(32,717)	(63,331)	(82,880)	4,107	(19,154)	40,327	36,915

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	12,730	15,467	8,324	18,435	4,871	4,925	11,195	9,518
Transfers between funds	89,359	(214,590)	29,552	(135,947)	(6,553)	(8,544)	(119,219)	(110,717)
Surrenders (note 6)	(8,305)	(3,167)	(7,144)	(7,209)	(9,956)	(61)	(659)	(940)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(1,444)	581	(1,054)	(19,717)	7,812	(2,389)	(13,683)	(2,457)
Deductions for surrender charges (note 2d)	(804)	-	(28)	-	(27)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,736)	(11,795)	(15,114)	(25,723)	(3,797)	(4,644)	(19,820)	(9,397)
Asset charges (note 3)	(708)	(695)	(756)	(1,661)	(150)	(230)	(1,262)	(811)
Adjustments to maintain reserves	(6)	(1)	(8)	14	-	1	(10)	(2)

Net equity transactions	80,086	(214,200)	13,772	(171,808)	(7,800)	(10,942)	(143,458)	(114,806)

Net change in contract owners’ equity	117,284	(246,917)	(49,559)	(254,688)	(3,693)	(30,096)	(103,131)	(77,891)
Contract owners’ equity beginning of period	115,471	362,388	251,698	506,386	34,990	65,086	254,179	332,070

Contract owners’ equity end of period	$232,755	115,471	202,139	251,698	31,297	34,990	151,048	254,179

CHANGES IN UNITS:
Beginning units	5,874	15,246	5,599	12,219	14,597	17,975	7,807	10,834
Units purchased	4,157	753	682	405	2,036	1,717	610	325
Units redeemed	(983)	(10,125)	(684)	(7,025)	(4,807)	(5,095)	(4,016)	(3,352)

Ending units	9,048	5,874	5,597	5,599	11,826	14,597	4,401	7,807

	RVLDD		RELF		RENF		RESF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	-	-	-	2,948	1,562	1,375	703
Realized gain (loss) on investments	33,437	(116,367)	67,983	(3,193)	(25,681)	(131,417)	(57,651)	(135,066)
Change in unrealized gain (loss) on investments	37,800	32,407	7,935	(5,074)	103,583	265	76,612	63,199
Reinvested capital gains	-	54,939	-	-	-	8,254	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	71,237	(29,021)	75,918	(8,267)	80,850	(121,336)	20,336	(71,164)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	11,420	10,290	4,884	2,411	21,863	26,719	16,072	14,766
Transfers between funds	12,170	(249,391)	(194,193)	198,407	(99,204)	184,470	(1,905)	98,918
Surrenders (note 6)	(14,023)	(564)	(18,304)	(5,162)	(7,047)	(6,559)	(13,292)	(1,877)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(11,658)	(6,146)	(2,211)	(1,086)	(2,787)	1,476	7,577	3,628
Deductions for surrender charges (note 2d)	-	(17)	-	-	(1,143)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,203)	(17,902)	(14,388)	(12,337)	(20,223)	(20,877)	(10,397)	(13,892)
Asset charges (note 3)	(1,146)	(1,201)	(1,010)	(890)	(1,441)	(1,522)	(706)	(930)
Adjustments to maintain reserves	(10)	(11)	5	(8)	2	9	6	7

Net equity transactions	(18,450)	(264,942)	(225,217)	181,335	(109,980)	183,716	(2,645)	100,620

Net change in contract owners’ equity	52,787	(293,963)	(149,299)	173,068	(29,130)	62,380	17,691	29,456
Contract owners’ equity beginning of period	208,250	502,213	346,222	173,154	414,260	351,880	249,729	220,273

Contract owners’ equity end of period	$261,037	208,250	196,923	346,222	385,130	414,260	267,420	249,729

CHANGES IN UNITS:
Beginning units	9,294	21,468	29,494	15,061	22,288	13,210	16,823	10,135
Units purchased	1,521	778	445	16,192	1,120	10,340	1,088	7,827
Units redeemed	(1,903)	(12,952)	(16,447)	(1,759)	(7,635)	(1,262)	(3,283)	(1,139)

Ending units	8,912	9,294	13,492	29,494	15,773	22,288	14,628	16,823

	RLCE		RFSF		RUGB		RHCF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$2,338	4,056	1,689	556	6,082	4,034	-	-
Realized gain (loss) on investments	(42,983)	(35,876)	34,610	7,209	69,532	(63,026)	(89,088)	25,268
Change in unrealized gain (loss) on investments	26,026	(77)	7,330	(15,787)	12,955	(21,479)	(11,613)	(28,570)
Reinvested capital gains	-	-	-	-	-	93,674	13,435	16,727

Net increase (decrease) in contract owners’ equity resulting from operations	(14,619)	(31,897)	43,629	(8,022)	88,569	13,203	(87,266)	13,425

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	19,999	26,594	5,660	5,984	34,595	131,942	15,556	23,459
Transfers between funds	(22,129)	47,623	(127,732)	58,772	66,492	(298,392)	(202,971)	44,294
Surrenders (note 6)	(1,806)	(6,084)	(11,449)	(2,142)	(42,399)	(6,753)	(24,420)	(39,485)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	240	1,138	(9,462)	7,964	(3,350)	17,046	583	(5,756)
Deductions for surrender charges (note 2d)	(27)	-	(9)	-	(95)	(3,712)	(185)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,466)	(15,006)	(4,113)	(5,986)	(13,504)	(10,859)	(18,018)	(35,447)
Asset charges (note 3)	(760)	(1,244)	(410)	(600)	(1,980)	(1,337)	(1,584)	(2,670)
Adjustments to maintain reserves	(1)	(13)	(2)	(7)	24	(15)	(4)	11

Net equity transactions	(13,950)	53,008	(147,517)	63,985	39,783	(172,080)	(231,043)	(15,594)

Net change in contract owners’ equity	(28,569)	21,111	(103,888)	55,963	128,352	(158,877)	(318,309)	(2,169)
Contract owners’ equity beginning of period	220,126	199,015	181,324	125,361	234,014	392,891	675,235	677,404

Contract owners’ equity end of period	$191,557	220,126	77,436	181,324	362,366	234,014	356,926	675,235

CHANGES IN UNITS:
Beginning units	16,765	14,068	13,992	9,288	10,931	17,417	21,271	22,306
Units purchased	1,710	4,328	436	5,584	8,588	6,909	561	1,775
Units redeemed	(3,024)	(1,631)	(9,269)	(880)	(2,535)	(13,395)	(9,381)	(2,810)

Ending units	15,451	16,765	5,159	13,992	16,984	10,931	12,451	21,271

	RINF		RVIDD		RJNF		RVIMC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	(47,330)	(31,528)	(30,444)	(10,653)	(21,364)	(12,611)	(1,713)	(102)
Change in unrealized gain (loss) on investments	35,732	(21,617)	(4,297)	(273)	26,555	503	84	(12)
Reinvested capital gains	12,709	64,212	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,111	11,067	(34,741)	(10,926)	5,191	(12,108)	(1,629)	(114)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,631	4,562	1,253	126	32,913	85,306	-	-
Transfers between funds	(227,418)	153,713	9,543	9,029	25,292	183,883	9,061	825
Surrenders (note 6)	(1,450)	(9,048)	(66)	(208)	(3,284)	(3,015)	(8,384)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(1,256)	(248)	-	4	2,141	8,066	-	(15)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,165)	(10,135)	(9,499)	(10,252)	(2,046)	(4,132)	(631)	(106)
Asset charges (note 3)	(814)	(816)	(385)	(425)	(320)	(547)	(29)	(12)
Adjustments to maintain reserves	8	(17)	(24)	219	2	-	(2)	(1)

Net equity transactions	(238,464)	138,011	822	(1,507)	54,698	269,561	15	691

Net change in contract owners’ equity	(237,353)	149,078	(33,919)	(12,433)	59,889	257,453	(1,614)	577
Contract owners’ equity beginning of period	370,943	221,865	80,002	92,435	297,535	40,082	3,778	3,201

Contract owners’ equity end of period	$133,590	370,943	46,083	80,002	357,424	297,535	2,164	3,778

CHANGES IN UNITS:
Beginning units	12,035	7,800	88,138	93,655	90,927	12,100	1,591	1,333
Units purchased	92	4,917	(3,941)	5,914	24,130	81,755	3,608	316
Units redeemed	(7,977)	(682)	(12,033)	(11,431)	(2,519)	(2,928)	(4,072)	(58)

Ending units	4,150	12,035	72,164	88,138	112,538	90,927	1,127	1,591

	RAF		RVISC		RUF		RLCJ
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	(9,747)	429	(4,094)	(6,424)	(13,895)	(5,111)	(8,928)	(68,312)
Change in unrealized gain (loss) on investments	73	(113)	(884)	1,482	(24)	(16)	10,215	78,346
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,674)	316	(4,978)	(4,942)	(13,919)	(5,127)	1,287	10,034

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	6,554	15,726	1,999	2,058	1,013	1,350	11,720	25,276
Transfers between funds	17,468	(16,090)	(8,442)	13,056	18,740	14,664	159,698	7,629
Surrenders (note 6)	(290)	(98)	(8,118)	(705)	(22,448)	(639)	(5,286)	(36,685)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(269)	3,547	987	(214)	555	(3,957)	18	3,595
Deductions for surrender charges (note 2d)	-	(68)	-	(371)	-	(9)	(45)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,095)	(4,975)	(1,841)	(2,367)	(2,495)	(3,774)	(9,124)	(12,891)
Asset charges (note 3)	(152)	(123)	(80)	(137)	(193)	(171)	(543)	(829)
Adjustments to maintain reserves	2	(1)	-	1	(1)	-	2	(8)

Net equity transactions	15,218	(2,082)	(15,495)	11,321	(4,829)	7,464	156,440	(13,913)

Net change in contract owners’ equity	5,544	(1,766)	(20,473)	6,379	(18,748)	2,337	157,727	(3,879)
Contract owners’ equity beginning of period	10,098	11,864	27,561	21,182	21,483	19,146	132,674	136,553

Contract owners’ equity end of period	$15,642	10,098	7,088	27,561	2,735	21,483	290,401	132,674

CHANGES IN UNITS:
Beginning units	5,522	5,653	12,377	9,522	7,438	6,335	8,160	9,406
Units purchased	8,854	9,505	592	5,397	2,442	4,039	9,176	1,419
Units redeemed	(4,926)	(9,636)	(8,976)	(2,542)	(8,804)	(2,936)	(929)	(2,665)

Ending units	9,450	5,522	3,993	12,377	1,076	7,438	16,407	8,160

	RLF		RMED		RVARS		RVF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$169	159	-	-	201	1,510	-	-
Realized gain (loss) on investments	(82,755)	(23,719)	8,205	(51,322)	2,389	6,221	(106,859)	(441,790)
Change in unrealized gain (loss) on investments	404	(1,350)	36,919	20,476	(4,157)	(5,041)	43,764	239,824
Reinvested capital gains	505	27,056	37,681	13,989	-	-	50,118	133,553

Net increase (decrease) in contract owners’ equity resulting from operations	(81,677)	2,146	82,805	(16,857)	(1,567)	2,690	(12,977)	(68,413)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,536	1,410	8,018	9,168	25,376	23,557	56,702	187,761
Transfers between funds	(2,691)	129,444	38,001	(212,084)	(66,765)	58,956	(200,600)	(130,337)
Surrenders (note 6)	(85)	(658)	(19,724)	(3,032)	(28,253)	(8,434)	(20,702)	(27,336)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(23,025)	(2,121)	(7,822)	1,367	533	2,531	(8,881)	(11,730)
Deductions for surrender charges (note 2d)	-	-	-	(8)	(112)	(28)	(408)	(189)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,427)	(9,804)	(14,656)	(18,586)	(7,263)	(8,437)	(33,496)	(42,961)
Asset charges (note 3)	(252)	(682)	(1,124)	(1,376)	(769)	(883)	(2,754)	(3,955)
Adjustments to maintain reserves	27	(2)	-	(10)	(1)	2	(16)	25

Net equity transactions	(23,917)	117,587	2,693	(224,561)	(77,254)	67,264	(210,155)	(28,722)

Net change in contract owners’ equity	(105,594)	119,733	85,498	(241,418)	(78,821)	69,954	(223,132)	(97,135)
Contract owners’ equity beginning of period	169,442	49,709	227,603	469,021	247,028	177,074	1,313,330	1,410,465

Contract owners’ equity end of period	$63,848	169,442	313,101	227,603	168,207	247,028	1,090,198	1,313,330

CHANGES IN UNITS:
Beginning units	6,202	1,825	7,232	14,083	24,173	17,648	25,472	31,357
Units purchased	154	4,853	1,831	482	2,505	8,283	1,105	3,792
Units redeemed	(4,223)	(476)	(1,389)	(7,333)	(10,138)	(1,758)	(7,284)	(9,677)

Ending units	2,133	6,202	7,674	7,232	16,540	24,173	19,293	25,472

	ROF		RNF		RPMF		RREF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	-	-	-	-	21,390	3,487	6,515
Realized gain (loss) on investments	(163,621)	27,885	32,540	34,408	40,053	(264,617)	19,558	(9,898)
Change in unrealized gain (loss) on investments	11,817	(6,193)	19,567	(44,803)	(44,905)	98,703	16,726	(6,208)
Reinvested capital gains	139,108	82,058	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,696)	103,750	52,107	(10,395)	(4,852)	(144,524)	39,771	(9,591)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	25,503	49,098	6,761	15,984	36,203	32,202	22,424	23,306
Transfers between funds	(157,116)	(197,598)	52,360	(55,662)	103,902	59,324	184,724	(79,821)
Surrenders (note 6)	(17,913)	(30,932)	(10,322)	(1,166)	(43,695)	(4,155)	(45,266)	(2,936)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(9,579)	(5,723)	(5,258)	4,106	(5,867)	(1,161)	7,821	(6,548)
Deductions for surrender charges (note 2d)	(107)	(8,348)	-	(8)	(75)	(586)	(147)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(28,705)	(46,519)	(22,401)	(14,403)	(39,215)	(27,285)	(19,208)	(12,270)
Asset charges (note 3)	(3,032)	(4,115)	(1,375)	(1,137)	(2,324)	(1,650)	(1,583)	(1,273)
Adjustments to maintain reserves	3	(13)	(6)	(10)	(3)	(5)	(17)	20

Net equity transactions	(190,946)	(244,150)	19,759	(52,296)	48,926	56,684	148,748	(79,522)

Net change in contract owners’ equity	(203,642)	(140,400)	71,866	(62,691)	44,074	(87,840)	188,519	(89,113)
Contract owners’ equity beginning of period	927,261	1,067,661	253,760	316,451	288,504	376,344	253,878	342,991

Contract owners’ equity end of period	$723,619	927,261	325,626	253,760	332,578	288,504	442,397	253,878

CHANGES IN UNITS:
Beginning units	29,497	36,762	9,929	12,293	54,127	49,164	11,521	15,172
Units purchased	971	1,739	2,638	853	(6,421)	10,263	9,342	1,099
Units redeemed	(8,748)	(9,004)	(1,557)	(3,217)	(10,008)	(5,300)	(2,637)	(4,750)

Ending units	21,720	29,497	11,010	9,929	37,698	54,127	18,226	11,521

	RRF		RMEK		RTF		RVLCG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	9,942	(32,089)	135,617	57,067	13,347	(90,405)	(31,986)	(123,963)
Change in unrealized gain (loss) on investments	2,821	(2,144)	26,714	(62,250)	5,940	9,637	(19,430)	83,109
Reinvested capital gains	4,951	23,504	-	-	45,943	50,138	55,317	48,425

Net increase (decrease) in contract owners’ equity resulting from operations	17,714	(10,729)	162,331	(5,183)	65,230	(30,630)	3,901	7,571

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	8,723	8,851	18,116	14,222	4,987	5,723	24,507	22,563
Transfers between funds	(143,763)	139,630	163,381	(36,697)	53,744	(104,054)	226,898	(124,132)
Surrenders (note 6)	(6,930)	(189)	(19,876)	(175,303)	(9,679)	(1,275)	(91,493)	(7,827)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(7,382)	(366)	(7,439)	25,005	(2,234)	(24,545)	250	(12,010)
Deductions for surrender charges (note 2d)	-	-	-	(9)	-	(368)	(116)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,255)	(7,653)	(20,836)	(24,305)	(15,397)	(16,400)	(48,782)	(36,373)
Asset charges (note 3)	(783)	(735)	(1,780)	(1,592)	(994)	(1,046)	(3,598)	(3,182)
Adjustments to maintain reserves	(15)	20	6	9	17	(11)	8	(21)

Net equity transactions	(156,405)	139,558	131,572	(198,670)	30,444	(141,976)	107,674	(160,982)

Net change in contract owners’ equity	(138,691)	128,829	293,903	(203,853)	95,674	(172,606)	111,575	(153,411)
Contract owners’ equity beginning of period	222,233	93,404	248,534	452,387	200,838	373,444	1,084,383	1,237,794

Contract owners’ equity end of period	$83,542	222,233	542,437	248,534	296,512	200,838	1,195,958	1,084,383

CHANGES IN UNITS:
Beginning units	9,117	3,781	10,305	17,055	7,467	13,654	46,350	53,479
Units purchased	438	5,702	9,000	999	2,723	397	9,763	1,115
Units redeemed	(6,138)	(366)	(2,059)	(7,749)	(1,034)	(6,584)	(6,278)	(8,244)

Ending units	3,417	9,117	17,246	10,305	9,156	7,467	49,835	46,350

	RVLCV		RVMCG		RVMCV		RVSCG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$9,825	5,118	-	-	1,333	837	-	-
Realized gain (loss) on investments	(42,533)	(130,510)	(92,383)	(160,470)	27,981	(115,385)	52,362	(8,997)
Change in unrealized gain (loss) on investments	121,389	(7,569)	82,334	134,385	80,306	(2,905)	3,422	(27,540)
Reinvested capital gains	24,867	94,076	-	42,463	-	59,933	-	48,319

Net increase (decrease) in contract owners’ equity resulting from operations	113,548	(38,885)	(10,049)	16,378	109,620	(57,520)	55,784	11,782

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	20,369	17,533	32,481	37,687	13,768	9,396	18,008	40,130
Transfers between funds	(2,326)	116,546	177,186	(129,803)	(5,121)	108,979	(619,589)	592,719
Surrenders (note 6)	(55,008)	(7,768)	(121,861)	(209,889)	(28,829)	(8,578)	(16,634)	(11,152)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(115)	(195)	(15,625)	(4,736)	(10,784)	(8,851)	(58,247)	(72,515)
Deductions for surrender charges (note 2d)	(294)	-	-	-	(142)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(39,306)	(28,396)	(35,547)	(35,258)	(19,702)	(17,696)	(21,463)	(26,240)
Asset charges (note 3)	(3,171)	(2,421)	(2,692)	(3,258)	(1,481)	(1,477)	(1,828)	(2,527)
Adjustments to maintain reserves	(8)	10	1	11	(7)	(2)	15	8

Net equity transactions	(79,859)	95,309	33,943	(345,246)	(52,298)	81,771	(699,738)	520,423

Net change in contract owners’ equity	33,689	56,424	23,894	(328,868)	57,322	24,251	(643,954)	532,205
Contract owners’ equity beginning of period	905,233	848,809	772,465	1,101,333	421,024	396,773	1,117,054	584,849

Contract owners’ equity end of period	$938,922	905,233	796,359	772,465	478,346	421,024	473,100	1,117,054

CHANGES IN UNITS:
Beginning units	42,948	36,494	27,900	40,303	20,761	17,244	47,451	24,751
Units purchased	910	8,239	6,753	1,474	759	5,356	909	27,641
Units redeemed	(5,913)	(1,785)	(6,646)	(13,877)	(3,219)	(1,839)	(31,428)	(4,941)

Ending units	37,945	42,948	28,007	27,900	18,301	20,761	16,932	47,451

	RVSCV		RVSDL		RTEC		RTEL
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	816	778
Realized gain (loss) on investments	(17,452)	(243,803)	(763)	4,687	19,668	10,076	22,872	(178)
Change in unrealized gain (loss) on investments	78,919	53,449	439	(256)	6,862	(8,691)	7,169	(3,719)
Reinvested capital gains	-	106,563	523	5,293	8,984	814	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	61,467	(83,791)	199	9,724	35,514	2,199	30,857	(3,119)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	13,288	8,513	1,883	1,062	5,790	5,792	2,925	3,201
Transfers between funds	76,033	(93,301)	2,877	(17,950)	(492,527)	539,421	4,756	(12,292)
Surrenders (note 6)	(25,763)	(13,075)	(3,527)	(3,150)	(3,447)	(26,692)	(7,883)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(9,477)	(17,581)	(42)	(5,922)	(25,903)	(1,740)	(72)	134
Deductions for surrender charges (note 2d)	(138)	-	-	-	(18)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(13,969)	(16,125)	(453)	(2,448)	(10,096)	(6,299)	(8,453)	(1,968)
Asset charges (note 3)	(1,149)	(1,863)	(44)	(216)	(905)	(663)	(556)	(185)
Adjustments to maintain reserves	12	(3)	6	(5)	(9)	13	(6)	9

Net equity transactions	38,837	(133,435)	700	(28,629)	(527,115)	509,832	(9,289)	(11,101)

Net change in contract owners’ equity	100,304	(217,226)	899	(18,905)	(491,601)	512,031	21,568	(14,220)
Contract owners’ equity beginning of period	282,699	499,925	7,024	25,929	701,006	188,975	43,593	57,813

Contract owners’ equity end of period	$383,003	282,699	7,923	7,024	209,405	701,006	65,161	43,593

CHANGES IN UNITS:
Beginning units	15,562	23,793	777	3,251	37,149	10,126	3,258	4,030
Units purchased	3,223	429	537	127	320	28,902	2,083	242
Units redeemed	(2,781)	(8,660)	(495)	(2,601)	(27,478)	(1,879)	(1,193)	(1,014)

Ending units	16,004	15,562	819	777	9,991	37,149	4,148	3,258

	RTRF		RUTL		RVWDL		FC2R
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	-	2,902	5,116	-	-	-	170
Realized gain (loss) on investments	(9,318)	1,423	43,177	(28,171)	(450)	(3,298)	-	572,187
Change in unrealized gain (loss) on investments	(6,226)	(15,168)	2,954	(9,968)	145	1,603	-	(686,086)
Reinvested capital gains	24,127	2,424	3,104	-	-	-	-	171,806

Net increase (decrease) in contract owners’ equity resulting from operations	8,583	(11,321)	52,137	(33,023)	(305)	(1,695)	-	58,077

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,909	6,378	18,630	20,064	435	1,121	-	12,461
Transfers between funds	(1,791)	(34,373)	(5,407)	42,097	(11,066)	1,431	-	(2,116,700)
Surrenders (note 6)	(2,212)	(5,826)	(58,408)	(224)	(9,245)	(4)	-	(6,361)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	668	478	(2,718)	1,027	8,772	(1,734)	-	(9,108)
Deductions for surrender charges (note 2d)	-	-	(191)	(17)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,713)	(5,525)	(12,165)	(10,227)	(541)	(512)	-	(16,548)
Asset charges (note 3)	(269)	(371)	(1,112)	(998)	(24)	(40)	-	(2,206)
Adjustments to maintain reserves	4	(2)	(3)	8	(3)	-	-	13

Net equity transactions	(2,404)	(39,241)	(61,374)	51,730	(11,672)	262	-	(2,138,449)

Net change in contract owners’ equity	6,179	(50,562)	(9,237)	18,707	(11,977)	(1,433)	-	(2,080,372)
Contract owners’ equity beginning of period	65,148	115,710	256,186	237,479	14,490	15,923	-	2,080,372

Contract owners’ equity end of period	$71,327	65,148	246,949	256,186	2,513	14,490	-	-

CHANGES IN UNITS:
Beginning units	2,584	3,943	10,215	8,772	2,163	1,977	-	88,805
Units purchased	230	265	665	1,985	68	542	-	545
Units redeemed	(363)	(1,624)	(2,416)	(542)	(1,820)	(356)	-	(89,350)

Ending units	2,451	2,584	8,464	10,215	411	2,163	-	-

	FEI2R		FG2R		ACVIG3		ACVU3
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	1,209	-	-	-	2,127	-	451
Realized gain (loss) on investments	-	94,027	-	46,833	-	37,122	-	40,301
Change in unrealized gain (loss) on investments	-	(196,091)	-	(45,972)	-	(61,278)	-	(42,254)
Reinvested capital gains	-	137,838	-	6,370	-	17,096	-	9,708

Net increase (decrease) in contract owners’ equity resulting from operations	-	36,983	-	7,231	-	(4,933)	-	8,206

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	11,919	-	2,668	-	2,309	-	1,814
Transfers between funds	-	(1,624,046)	-	(207,967)	-	(167,704)	-	(105,963)
Surrenders (note 6)	-	(2,897)	-	(1,027)	-	(34,731)	-	(30)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	(3,213)	-	236	-	(87)	-	168
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(10,820)	-	(3,267)	-	(4,186)	-	(2,716)
Asset charges (note 3)	-	(1,536)	-	(312)	-	(488)	-	(281)
Adjustments to maintain reserves	-	-	-	(1)	-	(3)	-	(3)

Net equity transactions	-	(1,630,593)	-	(209,670)	-	(204,890)	-	(107,011)

Net change in contract owners’ equity	-	(1,593,610)	-	(202,439)	-	(209,823)	-	(98,805)
Contract owners’ equity beginning of period	-	1,593,610	-	202,439	-	209,823	-	98,805

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	85,621	-	9,247	-	10,440	-	4,820
Units purchased	-	648	-	133	-	116	-	100
Units redeemed	-	(86,269)	-	(9,380)	-	(10,556)	-	(4,920)

Ending units	-	-	-	-	-	-	-	-

	ACVV3
	2016	2015
Investment activity:
Net investment income (loss)	$-	5,403
Realized gain (loss) on investments	-	147,731
Change in unrealized gain (loss) on investments	-	(159,517)
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(6,383)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	7,902
Transfers between funds	-	(537,540)
Surrenders (note 6)	-	(4,332)
Death benefits (note 4)	-	-
Net policy repayments (loans) (note 5)	-	2,498
Deductions for surrender charges (note 2d)	-	(4)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(14,646)
Asset charges (note 3)	-	(1,319)
Adjustments to maintain reserves	-	8

Net equity transactions	-	(547,433)

Net change in contract owners’ equity	-	(553,816)
Contract owners’ equity beginning of period	-	553,816

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	26,538
Units purchased	-	391
Units redeemed	-	(26,929)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July, 10 2001, and commenced operations on November 30, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Flexible Premium Variable Universal Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only policies with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

NATIONWIDE FUNDS GROUP

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)*

NVIT Government Bond Fund - Class I (GBF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)*

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Money Market Fund - Class II (NVMM2)

AMERICAN CENTURY INVESTORS INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Ultra(R) Fund - Class I (ACVU1)

VP Ultra(R) Fund - Class II (ACVU2)

VP Value Fund - Class I (ACVV)

VP Value Fund - Class II (ACVV2)

FIDELITY INVESTMENTS

Contrafund(R)Portfolio - Service Class 2 (FC2)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Growth Portfolio - Service Class 2 (FG2)

GUGGENHEIM INVESTMENTS

Variable Fund - Long Short Equity Fund (RSRF)

Variable Trust - Banking Fund (RBKF)

Variable Trust - Basic Materials Fund (RBMF)

Variable Trust - Biotechnology Fund (RBF)

Variable Trust - Commodities Strategy Fund (RVCMD)

Variable Trust - Consumer Products Fund (RCPF)

Variable Trust - Dow 2x Strategy Fund (RVLDD)

Variable Trust - Electronics Fund (RELF)

Variable Trust - Energy Fund (RENF)

Variable Trust - Energy Services Fund (RESF)

Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Variable Trust - Financial Services Fund (RFSF)

Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Variable Trust - Health Care Fund (RHCF)

Variable Trust - Internet Fund (RINF)

Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Variable Trust - Japan 2x Strategy Fund (RLCJ)

Variable Trust - Leisure Fund (RLF)

Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Variable Fund - Multi-Hedge Strategies (RVARS)

Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Variable Trust - NASDAQ-100(R) Fund (ROF)

Variable Trust - Nova Fund (RNF)

Variable Trust - Precious Metals Fund (RPMF)

Variable Trust - Real Estate Fund (RREF)

Variable Trust - Retailing Fund (RRF)

Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Variable Trust - S&P 500 2x Strategy Fund (RTF)

Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Variable Trust - Technology Fund (RTEC)

Variable Trust - Telecommunications Fund (RTEL)

Variable Trust - Transportation Fund (RTRF)

Variable Trust - Utilities Fund (RUTL)

Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

*	At December 31, 2016, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Policy Charges

(a) Deductions from Premium

The Company deducts a premium load charge to cover sales loads and state premium taxes. The sales load portion of the premium load charge is $5 per $1,000 of premium and covers sales expenses incurred by the Company. The premium tax portion of the premium load charge is $35 per $1,000 of premium and is used to reimburse the Company for state and local premium taxes (at the estimated rate of 2.25%), and for federal premium taxes (at the estimated rate of 1.25%). For the periods ended December 31, 2016 and 2015, total front-end sales charge deductions were $64,445 and $82,635, respectively and were recognized as a reduction of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company currently deducts $10 per month through the first year from the policy date, which is also the maximum guaranteed administrative charge. Thereafter, the Company will deduct $5 per month, and the maximum guaranteed administrative charge is $7.50 per month. These charges are assessed against each contract monthly by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans and less a surrender charge if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by age, sex and rate class. The surrender charge is 100% of the initial surrender charge in the first and second years, and declines in specified percentages each year thereafter. After the ninth year, the charge is 0%. Surrender charges are assessed by liquidating units. The Company may wave the surrender charge for certain contracts in which sales expenses normally associated with the distribution of a contract are not incurred. The charges are assessed against each contract by liquidating units.

(3) Asset Charges

This charge is $0.50 per $1,000 on the first $25,000 of cash value. During the first through fifteenth years from the policy date, the charge is $0.25 per $1,000 of cash value on amounts between $25,001 and $250,000 of cash value. Otherwise, the charge is $0.17 per $1,000 of cash value thereafter. This charge is assessed monthly against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in the redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. The contracts have a minimum required death benefit. The minimum required death benefit is the lowest benefit that will qualify the policy as life insurance under Section 7702 of the Internal Revenue Code.

There are three options a contract owner may choose when determining the death benefit:

1)	The death benefit will be the greater of the Specified Amount or minimum required death benefit;
2)	The death benefit will be the greater of the Specified Amount plus the cash value as of the date of death, or the minimum required death benefit;
3)	The death benefit will be the Specified Amount plus the accumulated premium account (which consists of all premium payments minus all partial surrenders to the date of death) or the minimum required death benefit.

For any death benefit option, the calculation of the minimum required death benefit is shown on a contract owners’ Policy Data Page. Not all death benefit options are available in all states. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90.0% of a policy’s variable cash surrender value plus 100.0% of a policy’s fixed cash surrender value less the applicable value of any surrender charges. Interest is charged on the outstanding loans and is due and payable in advance on the policy anniversary. In certain circumstances a contract owner may elect to use a Preferred Policy Loan. In this case, the loan value cannot exceed 5% of the policy’s cash surrender value as of the beginning of the year from the policy date. The contract is charged 3.9% interest on the outstanding loan.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy Repayments (Loans). The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2016 and 2015, total transfers to the Account from the fixed account were $653,193 and $7,526,627, respectively, and total transfers from the Account to the fixed account were $945,215 and $1,161,176, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$35,096,413	$-	$-	$35,096,413

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
Federated NVIT High Income Bond Fund - Class I (HIBF)	$3,181,629	$2,385,352
NVIT Nationwide Fund - Class I (TRF)	1,248	16,622
NVIT Government Bond Fund - Class I (GBF)	321,274	243,520
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	505,880	1,244,816
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	712,607	804,895
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	299,494	808,740
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	183,395	124,098
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	107,852	108,629
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	20	1,427
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	445,637	224,526
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	851,083	167,127
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	124	30
NVIT Multi-Manager Small Company Fund - Class I (SCF)	36,750	62,268
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	3,276	594
NVIT Money Market Fund - Class II (NVMM2)	80,957,499	81,795,790
VP Income & Growth Fund - Class I (ACVIG)	627,774	35,308
VP Income & Growth Fund - Class II (ACVIG2)	242	1,514
VP Ultra(R) Fund - Class I (ACVU1)	151,576	54,254
VP Ultra(R) Fund - Class II (ACVU2)	765	545
VP Value Fund - Class I (ACVV)	191,526	101,831
VP Value Fund - Class II (ACVV2)	398	850
Contrafund(R)Portfolio - Service Class 2 (FC2)	189,428	148,724
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	63,593	79,032
VIP Growth Portfolio - Service Class 2 (FG2)	35,269	39,325
Variable Fund - Long Short Equity Fund (RSRF)	14,659	81,855
Variable Trust - Banking Fund (RBKF)	258,203	222,304
Variable Trust - Basic Materials Fund (RBMF)	348,866	266,288
Variable Trust - Biotechnology Fund (RBF)	292,436	278,656
Variable Trust - Commodities Strategy Fund (RVCMD)	19,595	27,395
Variable Trust - Consumer Products Fund (RCPF)	7,958,582	8,078,892
Variable Trust - Dow 2x Strategy Fund (RVLDD)	670,120	688,561
Variable Trust - Electronics Fund (RELF)	1,356,420	1,581,643
Variable Trust - Energy Fund (RENF)	714,091	821,125
Variable Trust - Energy Services Fund (RESF)	489,127	490,403
Variable Trust - Europe 1.25x Strategy Fund (RLCE)	265,567	277,180
Variable Trust - Financial Services Fund (RFSF)	4,306,980	4,452,806
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)	3,258,523	3,212,682
Variable Trust - Health Care Fund (RHCF)	3,875,903	4,093,507
Variable Trust - Internet Fund (RINF)	341,107	566,870
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)	168,727	167,882
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)	529,553	474,857
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)	125,940	125,924
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)	789,734	774,516
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)	106,558	122,052
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)	379,368	384,197
Variable Trust - Japan 2x Strategy Fund (RLCJ)	265,004	108,566
Variable Trust - Leisure Fund (RLF)	21,565,276	21,588,546
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)	685,603	645,227
Variable Fund - Multi-Hedge Strategies (RVARS)	87,152	164,203
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)	1,153,427	1,313,448
Variable Trust - NASDAQ-100(R) Fund (ROF)	3,903,784	3,955,625
Variable Trust - Nova Fund (RNF)	984,092	964,327
Variable Trust - Precious Metals Fund (RPMF)	2,924,701	2,875,772
Variable Trust - Real Estate Fund (RREF)	478,873	326,622
Variable Trust - Retailing Fund (RRF)	24,335,171	24,486,610
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)	3,468,217	3,336,651
Variable Trust - S&P 500 2x Strategy Fund (RTF)	2,275,657	2,199,287
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)	1,668,980	1,505,999
Variable Trust - S&P 500 Pure Value Fund (RVLCV)	1,846,793	1,891,954
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)	1,132,513	1,098,572
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)	4,818,861	4,869,819
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)	36,382,553	37,082,307
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)	912,210	873,384
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)	73,387	72,170
Variable Trust - Technology Fund (RTEC)	23,405,102	23,923,223
Variable Trust - Telecommunications Fund (RTEL)	347,586	356,054
Variable Trust - Transportation Fund (RTRF)	53,558	31,839
Variable Trust - Utilities Fund (RUTL)	384,324	439,690
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)	16,295	27,963

	$248,307,517	$249,777,270

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated NVIT High Income Bond Fund - Class I (HIBF)
2016	0.00%	123,662	$11.04	$1,365,719	6.14%	14.16%
2015	0.00%	46,798	9.67	452,746	1.56%	-2.61%
2014	0.00%	57,698	9.93	573,139	1.10%	-0.67%	****
NVIT Nationwide Fund - Class I (TRF)
2016	0.00%	3,064	12.36	37,859	1.17%	11.39%
2015	0.00%	4,404	11.09	48,852	0.91%	0.94%
2014	0.00%	3,382	10.99	37,168	0.78%	9.90%
NVIT Nationwide Fund - Class II (TRF2)
2013	0.00%	19	19.27	366	1.00%	30.79%
2012	0.00%	25	14.73	368	0.31%	13.85%
NVIT Government Bond Fund - Class I (GBF)
2016	0.00%	40,960	15.73	644,211	2.01%	0.74%
2015	0.00%	37,226	15.61	581,174	1.84%	-0.11%
2014	0.00%	35,260	15.63	551,079	1.63%	4.57%
2013	0.00%	471	14.95	7,040	1.94%	-4.06%
2012	0.00%	520	15.58	8,100	0.91%	3.06%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2016	0.00%	33,789	22.32	754,301	1.69%	9.47%
2015	0.00%	76,122	20.39	1,552,371	1.39%	-1.00%
2014	0.00%	80,884	20.60	1,666,111	2.02%	4.99%
2013	0.00%	6	19.62	118	1.66%	27.25%
2012	0.00%	6	15.42	93	1.57%	15.90%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2016	0.00%	15,055	16.13	242,805	1.29%	4.26%
2015	0.00%	20,883	15.47	323,027	1.21%	0.26%
2014	0.00%	45,961	15.43	709,065	0.56%	3.89%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2016	0.00%	66,702	19.82	1,322,092	1.81%	7.14%
2015	0.00%	99,913	18.50	1,848,344	2.03%	-0.33%
2014	0.00%	68,553	18.56	1,272,456	2.15%	5.18%
2013	0.00%	208	17.65	3,671	1.73%	16.63%
2012	0.00%	208	15.13	3,147	1.71%	10.81%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2016	0.00%	60,743	21.42	1,301,063	1.79%	8.48%
2015	0.00%	63,518	19.74	1,254,138	1.60%	-0.73%
2014	0.00%	54,324	19.89	1,080,490	2.11%	4.96%
2013	0.00%	1,239	18.95	23,479	1.67%	22.38%
2012	0.00%	1,362	15.49	21,091	1.64%	13.76%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2016	0.00%	12,378	18.20	225,312	1.65%	5.70%
2015	0.00%	13,091	17.22	225,435	1.70%	-0.03%
2014	0.00%	13,104	17.23	225,728	1.61%	4.74%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2016	0.00%	7	26.62	186	0.00%	6.47%
2015	0.00%	62	25.00	1,550	0.00%	-0.18%
2014	0.00%	64	25.05	1,603	0.00%	4.04%
2013	0.00%	66	24.07	1,589	0.00%	38.94%
2012	0.00%	68	17.33	1,178	0.00%	14.90%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2016	0.00%	20,156	12.16	245,042	0.00%	8.30%
2015	0.00%	2,516	11.23	28,242	0.00%	0.76%
2014	0.00%	3,235	11.14	36,041	0.00%	11.41%	****
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2016	0.00%	58,526	12.83	751,068	2.66%	25.93%
2015	0.00%	5,307	10.19	54,081	0.67%	-6.02%
2014	0.00%	5,335	10.84	57,850	0.29%	8.43%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2016	0.00%	42	$32.33	$1,358	0.46%	25.61%
2015	0.00%	43	25.74	1,107	0.47%	-6.29%
2014	0.00%	44	27.46	1,208	0.29%	6.77%
2013	0.00%	45	25.72	1,158	0.63%	40.02%
2012	0.00%	47	18.37	863	0.55%	20.30%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2016	0.00%	7,671	12.71	97,507	0.26%	22.83%
2015	0.00%	11,073	10.35	114,588	0.40%	-1.63%
2014	0.00%	11,238	10.52	118,229	0.13%	5.20%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2016	0.00%	742	31.72	23,538	0.11%	22.54%
2015	0.00%	765	25.89	19,803	0.14%	-1.89%
2014	0.00%	779	26.39	20,555	0.00%	0.56%
2013	0.00%	835	26.24	21,911	0.13%	40.55%
2012	0.00%	993	18.67	18,539	0.00%	15.23%
NVIT Money Market Fund - Class II (NVMM2)
2016	0.00%	1,167,788	10.00	11,678,137	0.00%	0.00%
2015	0.00%	1,251,639	10.00	12,516,415	0.00%	0.00%
2014	0.00%	1,876,183	10.00	18,761,868	0.00%	0.00%
2013	0.00%	1,149,441	10.00	11,494,433	0.00%	0.00%
2012	0.00%	2,121,430	10.00	21,214,342	0.00%	0.00%
VP Income & Growth Fund - Class I (ACVIG)
2016	0.00%	73,470	10.59	777,995	2.67%	13.48%
2015	0.00%	18,065	9.33	168,568	1.68%	-6.69%	****
VP Income & Growth Fund - Class II (ACVIG2)
2016	0.00%	219	25.32	5,545	2.12%	13.20%
2015	0.00%	284	22.37	6,352	1.84%	-5.95%
2014	0.00%	338	23.78	8,038	1.78%	12.33%
2013	0.00%	354	21.17	7,494	1.97%	35.48%
2012	0.00%	380	15.63	5,938	1.84%	14.46%
VP Ultra(R) Fund - Class I (ACVU1)
2016	0.00%	22,356	10.50	234,712	0.36%	4.45%
2015	0.00%	13,199	10.05	132,676	0.00%	0.52%	****
VP Ultra(R) Fund - Class II (ACVU2)
2016	0.00%	776	24.21	18,785	0.19%	4.35%
2015	0.00%	800	23.20	18,559	0.29%	6.05%
2014	0.00%	815	21.87	17,828	0.23%	9.83%
2013	0.00%	873	19.92	17,388	0.38%	36.92%
2012	0.00%	1,038	14.55	15,100	0.00%	13.78%
VP Value Fund - Class I (ACVV)
2016	0.00%	53,873	11.40	614,008	1.76%	20.48%
2015	0.00%	46,821	9.46	442,926	1.69%	-5.40%
VP Value Fund - Class II (ACVV2)
2016	0.00%	948	29.24	27,716	1.58%	20.28%
2015	0.00%	981	24.31	23,845	1.97%	-4.02%
2014	0.00%	1,073	25.33	27,175	1.41%	12.89%
2013	0.00%	1,255	22.43	28,154	1.48%	31.48%
2012	0.00%	1,432	17.06	24,433	1.78%	14.58%
Contrafund(R)Portfolio - Service Class 2 (FC2)
2016	0.00%	31,444	31.20	981,050	0.64%	7.73%
2015	0.00%	32,923	28.96	953,489	0.76%	0.42%
2014	0.00%	1,529	28.84	44,098	0.73%	11.65%
2013	0.00%	1,625	25.83	41,975	0.83%	30.95%
2012	0.00%	1,870	19.73	36,887	1.08%	16.14%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2016	0.00%	18,575	$25.01	$464,613	2.09%	17.71%
2015	0.00%	20,972	21.25	445,650	2.69%	-4.24%
2014	0.00%	1,272	22.19	28,226	2.52%	8.48%
2013	0.00%	1,419	20.46	29,027	2.30%	27.83%
2012	0.00%	1,598	16.00	25,572	2.85%	17.05%
VIP Growth Portfolio - Service Class 2 (FG2)
2016	0.00%	8,135	24.40	198,498	0.00%	0.55%
2015	0.00%	9,109	24.27	221,049	0.05%	6.90%
2014	0.00%	410	22.70	9,307	0.00%	11.01%
2013	0.00%	426	20.45	8,711	0.05%	36.00%
2012	0.00%	446	15.04	6,706	0.36%	14.40%
Variable Fund - Long Short Equity Fund (RSRF)
2016	0.00%	6,746	18.34	123,728	0.00%	0.65%
2015	0.00%	10,491	18.22	191,163	0.00%	1.26%
2014	0.00%	12,203	17.99	219,591	0.00%	2.79%
2013	0.00%	13,379	17.51	234,208	0.00%	17.46%
2012	0.00%	19,305	14.90	287,718	0.00%	4.43%
Variable Trust - Banking Fund (RBKF)
2016	0.00%	13,430	10.24	137,538	1.12%	27.25%
2015	0.00%	9,467	8.05	76,188	0.31%	-4.86%
2014	0.00%	14,742	8.46	124,701	1.47%	3.42%
2013	0.00%	22,760	8.18	186,160	1.19%	29.18%
2012	0.00%	34,367	6.33	217,596	0.12%	24.22%
Variable Trust - Basic Materials Fund (RBMF)
2016	0.00%	9,048	25.72	232,755	0.00%	30.86%
2015	0.00%	5,874	19.66	115,471	0.00%	-17.30%
2014	0.00%	15,246	23.77	362,388	3.38%	-1.81%
2013	0.00%	10,264	24.21	248,478	0.74%	1.25%
2012	0.00%	11,013	23.91	263,320	0.00%	10.72%
Variable Trust - Biotechnology Fund (RBF)
2016	0.00%	5,597	36.12	202,139	0.00%	-19.66%
2015	0.00%	5,599	44.95	251,698	0.00%	8.47%
2014	0.00%	12,219	41.44	506,386	0.00%	32.69%
2013	0.00%	10,731	31.23	335,148	0.00%	54.20%
2012	0.00%	23,283	20.25	471,572	0.00%	35.98%
Variable Trust - Commodities Strategy Fund (RVCMD)
2016	0.00%	11,826	2.65	31,297	0.00%	10.40%
2015	0.00%	14,597	2.40	34,990	0.00%	-33.80%
2014	0.00%	17,975	3.62	65,086	0.00%	-34.01%
2013	0.00%	13,426	5.49	73,668	0.00%	-3.21%
2012	0.00%	37,490	5.67	212,533	0.00%	-1.41%
Variable Trust - Consumer Products Fund (RCPF)
2016	0.00%	4,401	34.32	151,048	0.73%	5.42%
2015	0.00%	7,807	32.56	254,179	0.33%	6.22%
2014	0.00%	10,834	30.65	332,070	0.49%	12.63%
2013	0.00%	9,966	27.21	271,220	1.37%	28.25%
2012	0.00%	16,773	21.22	355,919	0.18%	9.05%
Variable Trust - Dow 2x Strategy Fund (RVLDD)
2016	0.00%	8,912	29.29	261,037	0.00%	30.72%
2015	0.00%	9,294	22.41	208,250	0.00%	-4.22%
2014	0.00%	21,468	23.39	502,213	0.00%	16.80%
2013	0.00%	12,966	20.03	259,687	0.00%	62.70%
2012	0.00%	23,178	12.31	285,324	0.00%	17.15%
Variable Trust - Electronics Fund (RELF)
2016	0.00%	13,492	14.60	196,923	0.00%	24.34%
2015	0.00%	29,494	11.74	346,222	0.00%	2.10%
2014	0.00%	15,061	11.50	173,154	0.00%	23.74%
2013	0.00%	9,463	9.29	87,924	0.17%	35.05%
2012	0.00%	25,610	6.88	176,192	0.00%	1.05%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust - Energy Fund (RENF)
2016	0.00%	15,773	$24.42	$385,130	0.80%	31.37%
2015	0.00%	22,288	18.59	414,260	0.43%	-30.22%
2014	0.00%	13,210	26.64	351,880	0.11%	-18.62%
2013	0.00%	12,420	32.73	406,547	0.19%	23.47%
2012	0.00%	19,775	26.51	524,267	0.00%	2.40%
Variable Trust - Energy Services Fund (RESF)
2016	0.00%	14,628	18.28	267,420	0.81%	23.15%
2015	0.00%	16,823	14.84	249,729	0.37%	-31.70%
2014	0.00%	10,135	21.73	220,273	0.00%	-29.34%
2013	0.00%	18,182	30.76	559,237	0.00%	23.89%
2012	0.00%	20,359	24.83	505,449	0.00%	0.40%
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2016	0.00%	15,451	12.40	191,557	1.22%	-5.58%
2015	0.00%	16,765	13.13	220,126	1.32%	-7.19%
2014	0.00%	14,068	14.15	199,015	1.55%	-12.49%
2013	0.00%	24,168	16.17	390,697	0.16%	23.89%
2012	0.00%	22,826	13.05	297,840	0.71%	21.66%
Variable Trust - Financial Services Fund (RFSF)
2016	0.00%	5,159	15.01	77,436	1.58%	15.83%
2015	0.00%	13,992	12.96	181,324	0.36%	-3.99%
2014	0.00%	9,288	13.50	125,361	0.52%	12.58%
2013	0.00%	6,991	11.99	83,815	0.23%	27.55%
2012	0.00%	19,038	9.40	178,940	0.17%	22.68%
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2016	0.00%	16,984	21.34	362,366	0.95%	-0.34%
2015	0.00%	10,931	21.41	234,014	0.89%	-5.10%
2014	0.00%	17,417	22.56	392,891	0.72%	34.66%
2013	0.00%	3,430	16.75	57,458	0.94%	-18.25%
2012	0.00%	22,429	20.49	459,616	0.73%	3.01%
Variable Trust - Health Care Fund (RHCF)
2016	0.00%	12,451	28.67	356,926	0.00%	-9.70%
2015	0.00%	21,271	31.74	675,235	0.00%	4.53%
2014	0.00%	22,306	30.37	677,404	0.00%	24.62%
2013	0.00%	75,521	24.37	1,840,405	0.09%	41.81%
2012	0.00%	24,383	17.18	419,004	0.00%	17.16%
Variable Trust - Internet Fund (RINF)
2016	0.00%	4,150	32.19	133,590	0.00%	4.44%
2015	0.00%	12,035	30.82	370,943	0.00%	8.36%
2014	0.00%	7,800	28.44	221,865	0.00%	1.96%
2013	0.00%	6,820	27.90	190,266	0.00%	51.23%
2012	0.00%	13,609	18.45	251,056	0.00%	19.33%
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2016	0.00%	72,164	0.64	46,083	0.00%	-29.65%
2015	0.00%	88,138	0.91	80,002	0.00%	-8.03%
2014	0.00%	93,655	0.99	92,435	0.00%	-21.77%
2013	0.00%	107,938	1.26	136,171	0.00%	-43.89%
2012	0.00%	180,422	2.25	405,631	0.00%	-22.46%
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2016	0.00%	112,538	3.18	357,424	0.00%	-2.94%
2015	0.00%	90,927	3.27	297,535	0.00%	-1.22%
2014	0.00%	12,100	3.31	40,082	0.00%	-24.91%
2013	0.00%	56,016	4.41	247,117	0.00%	15.26%
2012	0.00%	36,245	3.83	138,727	0.00%	-6.19%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2016	0.00%	1,127	$1.92	$2,164	0.00%	-19.13%
2015	0.00%	1,591	2.37	3,778	0.00%	-1.12%
2014	0.00%	1,333	2.40	3,201	0.00%	-11.56%
2013	0.00%	2,125	2.72	5,770	0.00%	-27.57%
2012	0.00%	2,362	3.75	8,854	0.00%	-18.36%
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2016	0.00%	9,450	1.66	15,642	0.00%	-9.48%
2015	0.00%	5,522	1.83	10,098	0.00%	-12.87%
2014	0.00%	5,653	2.10	11,864	0.00%	-18.63%
2013	0.00%	2,502	2.58	6,453	0.00%	-29.05%
2012	0.00%	11,368	3.64	41,327	0.00%	-18.64%
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2016	0.00%	3,993	1.78	7,088	0.00%	-20.28%
2015	0.00%	12,377	2.23	27,561	0.00%	0.10%
2014	0.00%	9,522	2.22	21,182	0.00%	-8.85%
2013	0.00%	17,318	2.44	42,264	0.00%	-30.85%
2012	0.00%	4,792	3.53	16,911	0.00%	-18.15%
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2016	0.00%	1,076	2.54	2,735	0.00%	-12.01%
2015	0.00%	7,438	2.89	21,483	0.00%	-4.43%
2014	0.00%	6,335	3.02	19,146	0.00%	-14.45%
2013	0.00%	5,326	3.53	18,816	0.00%	-26.52%
2012	0.00%	31,576	4.81	151,807	0.00%	-16.98%
Variable Trust - Japan 2x Strategy Fund (RLCJ)
2016	0.00%	16,407	17.70	290,401	0.00%	8.86%
2015	0.00%	8,160	16.26	132,674	0.00%	12.00%
2014	0.00%	9,406	14.52	136,553	0.00%	-15.41%
2013	0.00%	13,833	17.16	237,405	0.00%	56.00%
2012	0.00%	14,777	11.00	162,570	0.00%	20.10%
Variable Trust - Leisure Fund (RLF)
2016	0.00%	2,133	29.93	63,848	0.35%	9.56%
2015	0.00%	6,202	27.32	169,442	0.09%	0.30%
2014	0.00%	1,825	27.24	49,709	0.18%	7.49%
2013	0.00%	2,911	25.34	73,766	0.40%	42.41%
2012	0.00%	12,940	17.79	230,255	0.00%	21.32%
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2016	0.00%	7,674	40.80	313,101	0.00%	29.64%
2015	0.00%	7,232	31.47	227,603	0.00%	-5.50%
2014	0.00%	14,083	33.30	469,021	0.00%	11.93%
2013	0.00%	13,127	29.75	390,568	0.00%	50.23%
2012	0.00%	18,857	19.80	373,456	0.00%	24.33%
Variable Fund - Multi-Hedge Strategies (RVARS)
2016	0.00%	16,540	10.17	168,207	0.10%	-0.48%
2015	0.00%	24,173	10.22	247,028	0.66%	1.85%
2014	0.00%	17,648	10.03	177,074	0.00%	4.66%
2013	0.00%	11,696	9.59	112,129	0.00%	1.65%
2012	0.00%	18,628	9.43	175,682	0.49%	2.23%
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2016	0.00%	19,293	56.51	1,090,198	0.00%	9.60%
2015	0.00%	25,472	51.56	1,313,330	0.00%	14.63%
2014	0.00%	31,357	44.98	1,410,465	0.00%	36.57%
2013	0.00%	38,819	32.94	1,278,510	0.00%	80.21%
2012	0.00%	26,311	18.28	480,849	0.00%	34.12%
Variable Trust - NASDAQ-100(R) Fund (ROF)
2016	0.00%	21,720	33.32	723,619	0.00%	5.98%
2015	0.00%	29,497	31.44	927,261	0.00%	8.24%
2014	0.00%	36,762	29.04	1,067,661	0.00%	17.45%
2013	0.00%	32,566	24.73	805,308	0.00%	34.62%
2012	0.00%	49,755	18.37	913,963	0.00%	16.77%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust - Nova Fund (RNF)
2016	0.00%	11,010	$29.58	$325,626	0.00%	15.72%
2015	0.00%	9,929	25.56	253,760	0.00%	-0.72%
2014	0.00%	12,293	25.74	316,451	0.08%	18.59%
2013	0.00%	10,234	21.71	222,155	0.11%	48.99%
2012	0.00%	10,311	14.57	150,230	0.00%	22.25%
Variable Trust - Precious Metals Fund (RPMF)
2016	0.00%	37,698	8.82	332,578	0.00%	65.52%
2015	0.00%	54,127	5.33	288,504	5.69%	-30.37%
2014	0.00%	49,164	7.65	376,344	0.12%	-17.35%
2013	0.00%	53,785	9.26	498,116	0.97%	-46.10%
2012	0.00%	68,181	17.18	1,171,540	0.00%	-4.10%
Variable Trust - Real Estate Fund (RREF)
2016	0.00%	18,226	24.27	442,397	0.89%	10.15%
2015	0.00%	11,521	22.04	253,878	2.13%	-2.52%
2014	0.00%	15,172	22.61	342,991	1.14%	21.01%
2013	0.00%	15,250	18.68	284,903	1.31%	3.94%
2012	0.00%	27,391	17.97	492,304	1.13%	18.34%
Variable Trust - Retailing Fund (RRF)
2016	0.00%	3,417	24.45	83,542	0.00%	0.30%
2015	0.00%	9,117	24.38	222,233	0.00%	-1.33%
2014	0.00%	3,781	24.70	93,404	0.00%	8.66%
2013	0.00%	5,332	22.74	121,226	0.01%	35.80%
2012	0.00%	4,231	16.74	70,837	0.00%	16.77%
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2016	0.00%	17,246	31.45	542,437	0.00%	30.41%
2015	0.00%	10,305	24.12	248,534	0.00%	-9.08%
2014	0.00%	17,055	26.53	452,387	0.00%	4.29%
2013	0.00%	25,060	25.43	637,389	0.00%	58.56%
2012	0.00%	31,226	16.04	500,893	0.00%	22.10%
Variable Trust - S&P 500 2x Strategy Fund (RTF)
2016	0.00%	9,156	32.38	296,512	0.00%	20.40%
2015	0.00%	7,467	26.90	200,838	0.00%	-1.66%
2014	0.00%	13,654	27.35	373,444	0.00%	24.65%
2013	0.00%	25,871	21.94	567,640	0.00%	68.71%
2012	0.00%	56,659	13.01	736,864	0.00%	29.39%
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2016	0.00%	49,835	24.00	1,195,958	0.00%	2.58%
2015	0.00%	46,350	23.40	1,084,383	0.00%	1.08%
2014	0.00%	53,479	23.15	1,237,794	0.00%	12.42%
2013	0.00%	70,152	20.59	1,444,313	0.00%	41.32%
2012	0.00%	43,633	14.57	635,681	0.00%	13.31%
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2016	0.00%	37,945	24.74	938,922	1.15%	17.40%
2015	0.00%	42,948	21.08	905,233	0.78%	-9.38%
2014	0.00%	36,494	23.26	848,809	0.38%	10.94%
2013	0.00%	24,274	20.96	508,895	0.00%	45.26%
2012	0.00%	25,198	14.43	363,665	0.42%	22.23%
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2016	0.00%	28,007	28.43	796,359	0.00%	2.70%
2015	0.00%	27,900	27.69	772,465	0.00%	1.32%
2014	0.00%	40,303	27.33	1,101,333	0.00%	-1.55%
2013	0.00%	48,206	27.76	1,338,058	0.00%	34.05%
2012	0.00%	39,160	20.71	810,869	0.00%	16.05%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2016	0.00%	18,301	$26.14	$478,346	0.33%	28.89%
2015	0.00%	20,761	20.28	421,024	0.20%	-11.86%
2014	0.00%	17,244	23.01	396,773	0.05%	6.72%
2013	0.00%	21,461	21.56	462,693	0.09%	35.80%
2012	0.00%	29,029	15.88	460,856	0.00%	16.99%
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2016	0.00%	16,932	27.94	473,100	0.00%	18.69%
2015	0.00%	47,451	23.54	1,117,054	0.00%	-0.37%
2014	0.00%	24,751	23.63	584,849	0.00%	0.00%
2013	0.00%	43,741	23.63	1,033,571	0.00%	41.30%
2012	0.00%	28,139	16.72	470,547	0.00%	10.61%
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2016	0.00%	16,004	23.93	383,003	0.00%	31.74%
2015	0.00%	15,562	18.17	282,699	0.00%	-13.54%
2014	0.00%	23,793	21.01	499,925	0.00%	1.31%
2013	0.00%	24,932	20.74	517,069	0.25%	42.83%
2012	0.00%	34,725	14.52	504,226	0.00%	20.38%
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2016	0.00%	819	9.67	7,923	0.00%	7.00%
2015	0.00%	777	9.04	7,024	0.00%	13.35%
2014	0.00%	3,251	7.98	25,929	0.00%	22.93%
2013	0.00%	2,405	6.49	15,603	0.00%	-2.97%
2012	0.00%	4,192	6.69	28,030	0.00%	-6.28%
Variable Trust - Technology Fund (RTEC)
2016	0.00%	9,991	20.96	209,405	0.00%	11.07%
2015	0.00%	37,149	18.87	701,006	0.00%	1.11%
2014	0.00%	10,126	18.66	188,975	0.00%	10.26%
2013	0.00%	11,092	16.93	187,748	0.00%	35.39%
2012	0.00%	8,593	12.50	107,428	0.00%	11.98%
Variable Trust - Telecommunications Fund (RTEL)
2016	0.00%	4,148	15.71	65,161	0.65%	17.40%
2015	0.00%	3,258	13.38	43,593	1.66%	-6.73%
2014	0.00%	4,030	14.35	57,813	2.21%	2.62%
2013	0.00%	3,031	13.98	42,373	1.49%	17.46%
2012	0.00%	13,732	11.90	163,432	6.12%	4.86%
Variable Trust - Transportation Fund (RTRF)
2016	0.00%	2,451	29.10	71,327	0.00%	15.43%
2015	0.00%	2,584	25.21	65,148	0.00%	-14.09%
2014	0.00%	3,943	29.35	115,710	0.00%	22.80%
2013	0.00%	4,102	23.90	98,025	0.00%	50.64%
2012	0.00%	3,205	15.86	50,844	0.00%	17.58%
Variable Trust - Utilities Fund (RUTL)
2016	0.00%	8,464	29.18	246,949	0.99%	16.34%
2015	0.00%	10,215	25.08	256,186	2.08%	-7.36%
2014	0.00%	8,772	27.07	237,479	1.69%	22.89%
2013	0.00%	8,279	22.03	182,381	4.18%	13.63%
2012	0.00%	9,591	19.39	185,945	1.49%	1.12%
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2016	0.00%	411	6.12	2,513	0.00%	-8.71%
2015	0.00%	2,163	6.70	14,490	0.00%	-16.83%
2014	0.00%	1,977	8.05	15,923	0.00%	-21.91%
2013	0.00%	2,211	10.31	22,806	0.00%	-2.82%
2012	0.00%	2,294	10.61	24,347	0.00%	0.78%
VIP Contrafund(R) Portfolio - Service - Class 2R (obsolete) (FC2R)
2014	0.00%	88,805	23.43	2,080,372	0.74%	11.66%
2013	0.00%	91,302	20.98	1,915,466	0.84%	30.90%
2012	0.00%	102,552	16.03	1,643,606	1.21%	16.15%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Equity-Income Portfolio - Service Class 2 R (obsolete) (FEI2R)
2014	0.00%	85,621	$18.61	$1,593,610	2.75%	8.45%
2013	0.00%	88,059	17.16	1,511,321	2.74%	27.79%
2012	0.00%	47,415	13.43	636,788	3.69%	17.05%
VIP Growth Portfolio - Service Class 2 R (obsolete) (FG2R)
2014	0.00%	9,247	21.89	202,439	0.13%	11.04%
2013	0.00%	10,116	19.72	199,442	0.22%	35.97%
2012	0.00%	8,571	14.50	124,280	0.37%	14.41%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.00%	387,825	16.72	6,485,936	8.51%	6.94%
2012	0.00%	247,253	15.64	3,866,781	7.97%	14.71%
NVIT Nationwide Fund - Class III (obsolete) (TRF3)
2013	0.00%	945	17.27	16,319	1.62%	31.12%
2012	0.00%	770	13.17	10,141	0.95%	14.33%
NVIT Government Bond Fund - Class III (obsolete) (GBF3)
2013	0.00%	45,542	13.82	629,188	1.61%	-4.10%
2012	0.00%	58,260	14.41	839,277	1.32%	3.04%
NVIT Investor Destinations Aggressive Fund - Class VI (obsolete) (GVIDA6)
2013	0.00%	105,557	18.12	1,912,856	1.68%	27.18%
2012	0.00%	110,200	14.25	1,570,173	1.58%	15.92%
NVIT Investor Destinations Conservative Fund - Class VI (obsolete) (GVIDC6)
2013	0.00%	269,834	14.25	3,845,937	2.71%	4.70%
2012	0.00%	93,380	13.61	1,271,156	1.40%	5.16%
NVIT Investor Destinations Moderate Fund - Class VI (obsolete) (GVIDM6)
2013	0.00%	61,262	16.61	1,017,534	1.71%	16.56%
2012	0.00%	55,510	14.25	791,030	1.68%	10.84%
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (obsolete) (GVDMA6)
2013	0.00%	57,329	17.58	1,007,835	1.85%	22.37%
2012	0.00%	48,851	14.37	701,805	1.79%	13.74%
NVIT Investor Destinations Moderately Conservative Fund - Class VI (obsolete) (GVDMC6)
2013	0.00%	14,376	15.61	224,351	1.63%	10.59%
2012	0.00%	15,108	14.11	213,190	1.76%	7.96%
NVIT Multi-Manager Small Cap Growth Fund - Class III (obsolete) (SCGF3)
2013	0.00%	1,421	18.98	26,974	0.00%	44.37%
2012	0.00%	1,485	13.15	19,525	0.00%	13.38%
NVIT Multi-Manager Small Cap Value Fund - Class III (obsolete) (SCVF3)
2013	0.00%	2,181	21.76	47,456	0.90%	40.38%
2012	0.00%	2,127	15.50	32,970	1.02%	20.58%
NVIT Multi-Manager Small Company Fund - Class III (obsolete) (SCF3)
2013	0.00%	6,734	21.48	144,678	0.16%	40.95%
2012	0.00%	6,329	15.24	96,471	0.17%	15.48%
VP Income & Growth Fund - Class III (obsolete) (ACVIG3)
2014	0.00%	10,440	20.10	209,823	2.01%	12.50%
2013	0.00%	11,563	17.86	206,566	2.28%	35.82%
2012	0.00%	9,842	13.15	129,451	2.24%	14.74%
VP Ultra(R) Fund - Class III (obsolete) (ACVU3)
2014	0.00%	4,820	20.50	98,805	0.37%	10.01%
2013	0.00%	4,924	18.63	91,754	0.54%	37.02%
2012	0.00%	4,567	13.60	62,111	0.00%	13.94%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Value Fund - Class III (obsolete) (ACVV3)
2014	0.00%	26,538	$20.87	$553,816	1.52%	13.08%
2013	0.00%	24,837	18.45	458,365	1.67%	31.73%
2012	0.00%	25,899	14.01	362,848	1.93%	14.58%

2016	Contract owners’ equity:				$35,096,578
2015	Contract owners’ equity:				$35,854,626
2014	Contract owners’ equity:				$45,225,131
2013	Contract owners’ equity:				$48,192,651
2012	Contract owners’ equity:				$48,688,876
*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented. Prior period presentation, which indicated the date the underlying mutual fund was initially added and funded, has been updated to conform with current period presentation.